Fair Value Measurement - Assets at Fair Value (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 71,880,752	$ 61,542,770
Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,657,617	7,808,279
Investment in mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	57,763,976	48,519,080
Interest in collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,459,159	5,215,411
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	66,421,593	56,327,359
Total | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,657,617	7,808,279
Total | Investment in mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	57,763,976	48,519,080
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	66,421,593	56,327,359
Level 1 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,657,617	7,808,279
Level 1 | Investment in mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	57,763,976	48,519,080
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Investment in mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Investment in mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Fair Value Measured at Net Asset Value Per Share | Interest in collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 5,459,159	$ 5,215,411